Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2014
Share Based Compensation [Abstract]
Summary Of Stock Options And RSUs Granted
	Year ended
	December 31, 2014
	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)

Outstanding at beginning of year	6,045,873	$8.07
Granted	518,537	$2.14
Exercised	-	$-
Forfeited or expired	(865,398)	$8.55

Outstanding at end of the year	5,699,012	$7.46	5.49

Options exercisable at end of the year	4,530,660	$8.01	4.83

Vested and expected to vest	5,466,040	$7.61	5.35
Year ended December 31, 2014
Number of RSUs

Outstanding at beginning of year	1,242,746
Granted	151,816
Exercised	(573,698)
Forfeited or expired	(166,558)

Outstanding at end of the year	654,306

Vested and expected to vest	467,765

Summary Of Stock Options And RSUs Granted Separated Into Ranges Of Exercise Price
Exercise price (range)	Options and RSUs outstanding as of December 31, 2014	Weighted average remaining contractual life (years)	Weighted average exercise price	Options and RSUs exercisable as of December 31, 2014	Remaining contractual life (years for exercisable options	Weighted average exercise price
$			$			$

RSUs 0.0	660,555		0.00	-
0.01-2.00	91,666	9.98	1.08	91,666	9.98	1.08
2.01-4.00	865,163	8.07	2.97	275,277	6.64	3.38
4.01-6.00	1,813,245	3.65	5.04	1,621,438	3.14	5.07
6.01-8.00	59,500	7.11	6.94	38,183	6.86	7.00
8.01-10.00	1,572,316	6.03	9.02	1,265,967	5.73	9.03
10.01-14.29	1,297,122	5.28	12.40	1,238,129	5.24	12.39

	6,359,567			4,530,660

Schedule Of Equity-Based Compensation Expense
	Year ended
	December 31,
	2012	2013	2014

Cost of revenues	$197	$181	$215
Research and development	1,638	1,009	1,625
Selling and marketing	1,975	1,334	674
General and administrative	1,650	1,298	831

Total stock-based compensation expenses *)	$5,460	$3,822	$3,345

*)	Including $ 473, $ 674 and $ 2,086 compensation expenses related to RSUs for the year ended December 31, 2012, 2013 and 2014, respectively.